Other assets - Deferred lease inducements asset (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Deferred Lease Inducements Asset [Roll Forward]
Balance, beginning of year	CAD 1,070	CAD 1,212
Amortization of deferred lease inducements	(143)	(142)
Balance, end of year	CAD 927	CAD 1,070